Average Annual Total Returns - LVIP BlackRock Inflation Protected Bond Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	Bloomberg Barclays World Government 1-10 year Inflation-Linked Bond Index USD hedged (reflects no deductions for fees, expenses or taxes) 1 year	Bloomberg Barclays World Government 1-10 year Inflation-Linked Bond Index USD hedged (reflects no deductions for fees, expenses or taxes) 5 years	Bloomberg Barclays World Government 1-10 year Inflation-Linked Bond Index USD hedged (reflects no deductions for fees, expenses or taxes) 10 years
Total	5.28%	3.42%	2.63%	5.02%	3.16%	2.38%	5.83%	3.90%	2.86%